UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21908

The Blue Fund Group

(Exact name of registrant as specified in charter)

888 16th Street NW, Suite 800 Washington, DC	20006
(Address of principal executive offices)	(Zip code)

Citi Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:  877-490-2583

Date of fiscal year end:  December 31, 2008

Date of reporting period:  March 31, 2008

Item 1.	Schedule of Investments.

The Blue Fund Group

THE BLUE LARGE CAP FUND

Schedule of Portfolio Investments (Unaudited)

March 31, 2008

Shares	Security Description	Value
COMMON STOCKS (104.4%):
Advertising (1.7%):
1,200	Monster Worldwide, Inc.*	$29,052
3,300	Omnicom Group, Inc.	145,794

		174,846

Consumer Discretionary (23.6%):
1,134	Avery Dennison Corp.	55,850
2,726	Bed Bath & Beyond, Inc.*	80,417
6,377	CBS Corp., Class B	140,804
3,751	Coach, Inc.*	113,093
13,189	CVS Caremark Corp.	534,286
1,400	Family Dollar Stores, Inc.	27,300
2,300	Gannett Co., Inc.	66,815
7,507	Gap, Inc. (The)	147,738
637	Harman International Industries, Inc.	27,735
1,500	Hasbro, Inc.	41,850
4,779	Interpublic Group of Cos., Inc. (The)*	40,191
1,000	Liz Claiborne, Inc.	18,150
3,651	Mattel, Inc.	72,655
3,324	McGraw-Hill Cos., Inc. (The)	122,822
4,014	NIKE, Inc., Class B	272,952
600	Polo Ralph Lauren Corp.	34,974
7,100	Staples, Inc.	156,981
7,470	Starbucks Corp.*	130,725
1,890	Starwood Hotels & Resorts Worldwide, Inc.	97,807
1,166	V.F. Corp.	90,377
1,393	Whole Foods Market, Inc.	45,927
1,800	Wyndham Worldwide Corp.	37,224

		2,356,673

Consumer Staples (8.3%):
1,453	Clorox Co. (The)	82,298
5,201	Colgate-Palmolive Co.	405,210
4,387	Costco Wholesale Corp.	285,023
1,189	Estee Lauder Cos., Inc. (The), Class A	54,516

		827,047

Diversified REIT’s (1.4%):
1,587	Vornado Realty Trust	136,815
Financials (21.1%):
11,633	Bank of New York Mellon Corp.	485,445
2,100	CB Richard Ellis Group, Inc., Class A*	45,444
5,175	E*TRADE Financial Corp.*	19,976
9,957	Fannie Mae	262,068
6,600	Freddie Mac	167,112
3,345	H&R Block, Inc.	69,442
5,587	Lehman Brothers Holdings, Inc.	210,295
1,134	M&T Bank Corp.	91,264
5,300	Marsh & McLennan Cos., Inc.	129,055
6,875	Progressive Corp. (The)	110,481
4,900	Sovereign Bancorp, Inc.	45,668
3,898	State Street Corp.	307,942
7,600	Western Union Co.	161,652

		2,105,844

Health Care (6.0%):
3,144	Forest Laboratories, Inc.*	125,792
2,700	Genzyme Corp.*	201,258
4,188	Stryker Corp.	272,429

		599,479

Industrials (4.3%):
3,210	Danaher Corp.	244,056
1,288	L-3 Communications Holdings, Inc.	140,830

Shares	Security Description	Value
COMMON STOCKS, continued:
Industrials, continued:
1,200	Pall Corp.	$42,084

		426,970

Information Technology (26.2%):
5,619	Adobe Systems, Inc.*	199,980
3,170	Altera Corp.	58,423
3,993	Apple, Inc.*	572,995
1,711	Applera Corp. - (Applied Biosystems Group)	56,223
5,400	Automatic Data Processing, Inc.	228,906
1,864	Citrix Systems, Inc.*	54,671
3,241	Electronic Arts, Inc.*	161,791
1,142	Google, Inc., Class A*	503,017
2,600	IAC/InterActiveCorp*	53,976
1,200	Parametric Technology Corp.*	19,176
3,800	Paychex, Inc.	130,188
12,990	QUALCOMM, Inc.	532,590
2,259	SanDisk Corp.*	50,986

		2,622,922

Office REIT’s (1.1%):
1,185	Boston Properties, Inc.	109,103
Retail REIT’s (3.1%):
2,565	Kimco Realty Corp.	100,471
2,316	Simon Property Group, Inc.	215,180

		315,651

Telecommunication Services (0.8%):
1,186	ADC Telecommunications, Inc.*	14,327
1,100	CenturyTel, Inc.	36,564
900	Ciena Corp.*	27,747

		78,638

Utilities (6.8%):
2,722	Consolidated Edison, Inc.	108,063
4,169	FPL Group, Inc.	261,563
782	Integrys Energy Group, Inc.	36,472
3,602	PG&E Corp.	132,626
2,677	Sempra Energy	142,631

		681,355

	Total Investments(a) (Cost $10,871,901) — 104.4%	10,435,343
	Liabilities in excess of other assets — (4.4)%	(439,914)

	NET ASSETS — 100.0%	$9,995,429

Percentages indicated are based on net assets.
(a) See notes to schedule of portfolio investments for tax unrealized appreciation (depreciation) of securities.
* Non-income producing security.
REIT Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

The Blue Fund Group

THE BLUE SMALL CAP FUND

Schedule of Portfolio Investments (Unaudited)

March 31, 2008

Shares	Security Description	Value
COMMON STOCKS (100.2%):
Consumer Discretionary (18.8%):
106	1-800-FLOWERS.COM, Inc., Class A*	$902
80	99 Cents Only Stores*	791
34	AMERCO*	1,941
165	Ameristar Casinos, Inc.	3,011
37	Audiovox Corp.*	395
220	Blockbuster, Inc.*	717
130	Bright Horizons Family Solutions, Inc.*	5,595
233	Buckle, Inc. (The)	10,422
33	Build-A-Bear Workshop, Inc.*	300
385	Callaway Golf Co.	5,652
171	Charming Shoppes, Inc.*	826
14	Cherokee, Inc.	471
38	Conn’s, Inc.*	620
22	CoStar Group, Inc.*	946
20	Courier Corp.	499
18	CRA International, Inc.*	578
59	Dover Motorsports, Inc.	363
42	Electro Rent Corp.	636
121	Entravision Communications Corp.*	806
37	Ethan Allen Interiors, Inc.	1,052
78	Gray Television, Inc.	444
50	Great Wolf Resorts, Inc.*	319
37	Gymboree Corp. (The)*	1,476
63	Interface, Inc.	885
40	K-Swiss, Inc., Class A	633
33	Kenneth Cole Productions, Inc.	559
44	Kimball International, Inc., Class B	472
56	Knoll, Inc.	646
22	Lifetime Brands, Inc.	197
82	Lin TV Corp., Class A*	788
35	Marcus Corp. (The)	672
31	Monarch Casino & Resort, Inc.*	549
44	MTR Gaming Group, Inc.*	308
37	Overstock.com, Inc.*	441
155	Pinnacle Entertainment, Inc.*	1,984
23	Pre-Paid Legal Services, Inc.*	975
46	Priceline.com, Inc.*	5,560
56	Progressive Gaming International Corp.*	119
113	Radio One, Inc.*	172
49	Scholastic Corp.*	1,483
62	Select Comfort Corp.*	223
93	Sotheby’s	2,689
104	Spanish Broadcasting System, Inc., Class A*	184
39	Stamps.com, Inc.*	400
13	Steinway Musical Instruments, Inc.*	371
24	Steven Madden Ltd.*	411
53	Tenneco, Inc.*	1,481
53	Warnaco Group, Inc. (The)*	2,090
181	World Wrestling Entertainment, Inc.	3,368

		66,422

Consumer Staples (4.7%):
47	AFC Enterprises, Inc.*	423
5	Arden Group, Inc., Class A	715
22	Boston Beer Co., Inc., Class A (The)*	1,046
47	Elizabeth Arden, Inc.*	938
36	Green Mountain Coffee Roasters, Inc.*	1,139
45	Hain Celestial Group, Inc. (The)*	1,327
37	Haverty Furniture Cos., Inc., Class A	394
21	IHOP Corp.	1,006

Shares	Security Description	Value
COMMON STOCKS, continued:
Consumer Staples, continued:
30	J & J Snack Foods Corp.	$824
37	Landry’s Restaurants, Inc.	602
12	Maui Land & Pineapple Co.*	383
29	Movado Group, Inc.	565
73	National Beverage Corp.	560
18	NBTY, Inc.*	539
65	New York & Co., Inc.*	373
669	Revlon, Inc.*	702
85	Source Interlink Cos., Inc.*	162
50	Stein Mart, Inc.	281
23	Syms Corp.	279
57	Systemax, Inc.	687
102	Triarc Cos., Inc.	705
49	United Natural Foods, Inc.*	917
27	WD-40 Co.	898
35	West Marine, Inc.*	244
18	Weyco Group	534
32	Zumiez, Inc.*	502

		16,745

Diversified REIT’s (1.1%):
6	Alexander’s, Inc.*	2,127
77	Investors Real Estate Trust	753
61	Lexington Realty Trust	879

		3,759

Energy (2.3%):
30	Carrizo Oil & Gas, Inc.*	1,778
61	Encore Acquisition Co.*	2,457
22	Gulf Island Fabrication, Inc.	632
60	Harvest Natural Resources, Inc.*	724
24	MGE Energy, Inc.	817
18	Petroleum Development Corp.*	1,247
141	Plug Power, Inc.*	439

		8,094

Financials (14.3%):
94	Advance America Cash Advance Centers, Inc.	710
116	Apollo Investment Corp.	1,836
22	ASTA Funding, Inc.	306
22	Bancorp, Inc. (The)*	266
27	Bank of the Ozarks, Inc.	645
30	Bankrate, Inc.*	1,497
42	BankUnited Financial Corp., Class A	210
17	Capital Corp. of the West	136
18	Capitol Bancorp Ltd.	381
79	Cathay General Bancorp	1,638
360	Centerline Holding Co.	1,462
35	Central Pacific Financial Corp.	660
20	City Holding Co.	798
42	Cohen & Steers, Inc.	1,113
32	Coinstar, Inc.*	900
34	Community Bank System, Inc.	835
81	Crawford & Co., Class B*	425
8	Doral Financial Corp.*	161
81	eSPEED, Inc., Class A*	944
12	Farmers Capital Bank Corp.	285
77	First Acceptance Corp.*	219
23	First Bancorp	458
35	First Cash Financial Services, Inc.*	362
45	First Financial Bancorp	605
19	FirstFed Financial Corp.*	516

See Notes to Schedule of Portfolio Investments.

The Blue Fund Group

THE BLUE SMALL CAP FUND

Schedule of Portfolio Investments, continued

March 31, 2008

Shares	Security Description	Value
COMMON STOCKS, continued:
Financials, continued:
190	Fremont General Corp.*	$448
52	Frontier Financial Corp.	919
78	Great Southern Bancorp, Inc.	1,218
27	Heartland Financial USA, Inc.	571
9	Imperial Capital Bancorp, Inc.	195
23	Independent Bank Corp.	680
34	Irwin Financial Corp.	181
98	LaBranche & Co., Inc.*	426
27	Macatawa Bank Corp.	281
61	MCG Capital Corp.	554
13	Mercantile Bank Corp.	134
42	Nara Bancorp, Inc.	546
44	National Financial Partners Corp.	989
146	NewAlliance Bancshares, Inc.	1,790
40	Oriental Financial Group, Inc.	788
34	Presidential Life Corp.	593
24	PrivateBancorp, Inc.	755
38	ProAssurance Corp.*	2,046
38	Prosperity Bancshares, Inc.	1,089
176	Provident Financial Services, Inc.	2,489
84	R&G Financial Corp., Class B*	111
29	Resource America, Inc., Class A	274
31	Rockville Financial, Inc.	425
54	Santander Bancorp	546
17	Suffolk Bancorp	539
40	SVB Financial Group*	1,746
30	TierOne Corp.	338
16	Tompkins Financial Corp.	787
148	United Bankshares, Inc.	3,944
67	Universal American Financial Corp.*	710
38	Virginia Commerce Bancorp, Inc.*	436
189	W Holding Co., Inc.	225
30	Wintrust Financial Corp.	1,049
143	Zenith National Insurance Corp.	5,128

		50,318

Health Care (13.7%):
22	Advisory Board Co. (The)*	1,209
73	Align Technology, Inc.*	811
217	Alkermes, Inc.*	2,578
60	Allscripts Healthcare Solutions, Inc.*	619
16	Analogic Corp.	1,065
54	Arena Pharmaceuticals, Inc.*	369
21	Bio-Reference Laboratories, Inc.*	555
30	Celgene Corp.*	1,839
30	Chemed Corp.	1,266
163	Cubist Pharmaceuticals, Inc.*	3,002
52	Cypress Bioscience, Inc.*	372
25	Datascope Corp.	1,036
111	Durect Corp.*	583
52	Enzo Biochem, Inc.*	473
80	eResearch Technology, Inc.*	994
97	Exelixis, Inc.*	674
91	Idenix Pharmaceuticals, Inc.*	457
53	Illumina, Inc.*	4,023
136	Incyte Corp.*	1,429
33	Integra LifeSciences Holdings*	1,434
38	Inverness Medical Innovation, Inc.*	1,144
120	Isis Pharmaceuticals, Inc.*	1,693
18	Kensey Nash Corp.*	521
39	LifeCell Corp.*	1,639
57	Mannkind Corp.*	340

Shares	Security Description	Value
COMMON STOCKS, continued:
Health Care, continued:
58	Medicines Co. (The)*	$1,172
83	Medicis Pharmaceutical Corp., Class A	1,634
37	Medis Technologies, Inc.*	336
32	Molina Healthcare, Inc.*	781
51	Momenta Pharmaceuticals, Inc.*	557
211	Monogram Biosciences, Inc.*	224
74	NPS Pharmaceuticals, Inc.*	289
60	Nuvelo, Inc.*	43
56	Odyssey HealthCare, Inc.*	504
20	Palomar Medical Technologies, Inc.*	302
40	Par Pharmaceutical Cos., Inc.*	696
95	QIAGEN N.V.*	1,976
66	Regeneron Pharmaceuticals, Inc.*	1,266
48	Renovis, Inc.*	113
158	Sunrise Senior Living, Inc.*	3,520
50	TriZetto Group, Inc.*	834
26	United Therapeutics Corp.*	2,254
21	Vital Images, Inc.*	311
15	Vital Signs, Inc.	760
77	Zymogenetics, Inc.*	755

		48,452

Industrials (4.1%):
56	ABM Industries, Inc.	1,257
51	Advanced Energy Industries, Inc.*	676
46	Apogee Enterprises, Inc.	708
119	Applied Energetics, Inc.*	198
23	Clean Harbors, Inc.*	1,495
67	Comfort Systems USA, Inc.	872
20	Gehl Co.*	339
26	Greenbrier Cos., Inc. (The)	690
34	Griffon Corp.*	292
29	HEICO Corp.	1,414
40	Hudson Highland Group, Inc.*	339
34	Intevac, Inc.*	440
22	Kadant, Inc.*	646
50	Korn/Ferry International*	845
29	McGrath Rentcorp	699
41	Mobile Mini, Inc.*	779
22	Noble International Ltd.	137
55	Simpson Manufacturing Co., Inc.	1,495
30	Tennant Co.	1,194

		14,515

Information Technology (27.1%):
526	3Com Corp.*	1,205
42	Actel Corp.*	643
34	Advent Software, Inc.*	1,449
152	American Reprographics Co.*	2,256
53	American Superconductor Corp.*	1,229
34	Arbitron, Inc.	1,467
37	Argon ST, Inc.*	629
260	Atheros Communications*	5,418
516	Axcelis Technologies, Inc.*	2,890
23	Badger Meter, Inc.	994
350	Blackbaud, Inc.	8,498
358	Brightpoint, Inc.*	2,993
255	CMGI, Inc.*	3,381
272	CNET Networks, Inc.*	1,931
208	Cogent, Inc.*	1,961
59	Concur Technologies, Inc.*	1,832
45	Diodes, Inc.*	988

See Notes to Schedule of Portfolio Investments.

The Blue Fund Group

THE BLUE SMALL CAP FUND

Schedule of Portfolio Investments, continued

March 31, 2008

Shares	Security Description	Value
COMMON STOCKS, continued:
Information Technology, continued:
53	Ditech Networks, Inc.*	$156
64	Echelon Corp.*	864
261	Entegris, Inc.*	1,877
78	FalconStor Software, Inc.*	594
73	FormFactor, Inc.*	1,394
26	Forrester Research, Inc.*	691
739	Gemstar-TV Guide International, Inc.*	3,473
52	GSI Commerce, Inc.*	684
86	iGATE Corp.*	612
200	Informatica Corp.*	3,412
90	infoUSA, Inc.	550
59	InPhonic, Inc.*	1
69	Interwoven Software, Inc.*	737
104	iPass, Inc.*	314
29	Itron, Inc.*	2,617
57	j2 Global Communications, Inc.*	1,272
57	Jupitermedia Corp.*	119
110	Kopin Corp.*	293
47	L-1 Identity Solutions, Inc.*	625
30	LodgeNet Entertainment Corp.*	183
60	Magma Design Automation, Inc.*	574
35	Mercury Computer Systems, Inc.*	197
15	MicroStrategy, Inc., Class A*	1,110
105	Midway Games, Inc.*	283
175	Move, Inc.*	539
30	MTS Systems Corp.	968
224	Nuance Communications, Inc.*	3,900
27	OSI Systems, Inc.*	622
139	Palm, Inc.	695
95	Parametric Technology Corp.*	1,518
44	PDF Solutions, Inc.*	242
57	Pegasystems, Inc.	549
99	Power-One, Inc.*	318
57	Presstek, Inc.*	250
47	Progress Software Corp.*	1,406
307	Quantum Corp.*	657
214	RealNetworks, Inc.*	1,226
48	Renanissance Learning, Inc.	672
143	Sapient Corp.*	995
59	SiRF Technology Holdings, Inc.*	300
22	Supertex, Inc.*	449
520	Sycamore Networks, Inc.*	1,903
290	Tibco Software, Inc.*	2,071
75	United Online, Inc.	792
51	Universal Display Corp.*	730
239	UTStarcom, Inc.*	679
131	ValueClick, Inc.*	2,260
136	Varian, Inc.*	7,877
59	VASCO Data Security International, Inc.*	807
68	Vicor Corp.	812
37	Virage Logic Corp.*	213

		95,846

Materials (3.7%):
42	American Vanguard Corp.	699
351	Beacon Roofing Supply, Inc.*	3,510
31	Ceradyne, Inc.*	991
156	Hercules, Inc.	2,853
23	Minerals Technologies, Inc.	1,444
57	Myers Industries, Inc.	748
35	Schnitzer Steel Industries, Inc., Class A	2,486

Shares	Security Description	Value
COMMON STOCKS, continued:
Materials, continued:
38	Symyx Technologies, Inc.*	$285

		13,016

Mortgage REIT’s (1.2%):
66	Anthracite Capital, Inc.	436
30	Gramercy Capital Corp.	628
128	MFA Mortgage Investments, Inc.	806
50	Newcastle Investment Corp.	413
69	NorthStar Realty Finance Corp.	564
10	NovaStar Financial, Inc.*	18
32	RAIT Financial Trust	222
30	Redwood Trust, Inc.	1,090

		4,177

Office REIT’s (0.3%):
74	Maguire Properties, Inc.	1,059
Residential REIT’s (0.2%):
29	Sun Communities, Inc.	594
46	Tarragon Corp.*	99

		693

Retail REIT’s (2.1%):
37	Acadia Realty Trust	894
42	Glimcher Realty Trust	502
47	Kite Realty Group Trust	658
142	Pennsylvania Real Estate Investment Trust	3,463
27	Ramco-Gershenson Properties Trust	570
36	Tanger Factory Outlet Centers, Inc.	1,385

		7,472

Specialized REIT’s (1.5%):
46	Hersha Hospitality Trust	415
66	LaSalle Hotel Properties	1,896
38	LTC Properties, Inc.	977
68	OMEGA Healthcare Investors, Inc.	1,181
66	U-STORE-IT Trust	748

		5,217

Telecommunication Services (0.7%):
505	Charter Communications, Inc., Class A*	430
132	Citadel Broadcasting Corp.	219
60	Emmis Communications Corp., Class A*	209
46	Entercom Communications Corp., Class A	457
78	Syniverse Holdings, Inc.*	1,300

		2,615

Utilities (4.4%):
118	Integrys Energy Group, Inc.	5,504
48	New Jersey Resources Corp.	1,490
32	Northwest Natural Gas Co.	1,390
34	South Jersey Industries, Inc.	1,194
28	UIL Holdings Corp.	844

See Notes to Schedule of Portfolio Investments.

The Blue Fund Group

THE BLUE SMALL CAP FUND

Schedule of Portfolio Investments, continued

March 31, 2008

Description		Shares/ Principal Amount	Market Value
COMMON STOCKS, continued:
Utilities, continued:
156	WGL Holdings, Inc.		$5,001

			15,423

Total Common Stocks (Cost $441,641)			353,823

RIGHT (0.0%):
Financials (0.0%):
8	MCG Capital Corp.		9

	Total Investments(a) (Cost $441,641) —100.2%		353,832
	Other Assets —(0.2)%		(827)

	NET ASSETS —100.0%		$353,005

Percentages indicated are based on net assets.
(a) See notes to schedule of portfolio investments for tax unrealized appreciation (depreciation) of securities.
* Non-income producing security.
REIT Real Estate Investment Trust

5

THE BLUE FUND GROUP

Notes to Schedules of Portfolio Investments

March 31, 2008

(Unaudited)

1.	Organization

The Blue Fund Group (the “Trust”) was organized as a Massachusetts business trust under the laws of the State of Massachusetts on May 11, 2006. The Trust is a diversified, open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each with its own investment strategy and risk/reward profile: The Blue Large Cap Fund (“Large Cap”) and The Blue Small Cap Fund (“Small Cap”), (individually a “Fund”, collectively the “Funds”).

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with vendors and others that provide general indemnification. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation: The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Securities or other assets for which market quotation are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is an error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by the Investment Advisor under the direction of the Board of Trustees.

FAS 157 Disclosure: In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices (The Blue Large Cap Fund)	$10,435,343
Level 1 – Quoted Prices (The Blue Small Cap Fund)	$353,832

Security Transactions and Related Income: Changes in holdings of portfolio securities shall be reflected no later than the first calculation on the first business day following the trade date. However, for financial reporting purposed, portfolio securities transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

3.	Federal Income Tax Information

At March 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized (Depreciation)
Large Cap Fund	$10,871,901	$116,374	$(552,932)	$(436,558)
Small Cap Fund	$441,641	$33,417	$(121,226)	$(87,809)

4.	Subsequent Event

Effective 4/16/08 Blue Small Cap Fund ceased operations. At the May 2008 Board of Trustees Meeting, the Board determined it was in the best interest of the Blue Large Cap Fund Shareholders to liquidate the Fund, thereby ceasing operations. It is expected the Fund will be closed no later than June 29, 2008.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Blue Fund Group (Registrant)

By (Signature and Title)*	/s/ Douglas (Buck) Owen
Douglas (Buck) Owen, President

Date    May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Douglas (Buck) Owen
Douglas (Buck) Owen, President

Date    May 30, 2008

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Treasurer

Date    May 30, 2008

*	Print the name and title of each signing officer under his or her signature.